Other payables and current liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other payables and current liabilities [Abstract]
Components of Other Payables and Current Liabilities
	December 31,
	2013	2014
Accrued tender expenses	$6,863	$11,051
Accrued construction costs	9,728	36,531
Accrued operating expenses	32,078	39,026
Accrued professional fees	7,197	10,816
Accrued dispute charges	9,700	9,700
Deferred income from government subsidies	19,806	24,731
Guarantee deposits from distributors	13,731	16,168
Accrued interest expenses	1,325	539
Accrued warranty provision (Note 2(o))	13,583	16,824
Accrued sales incentives costs	3,783	1,492
Others	1,157	1,261
Total other payables and current liabilities	$118,951	$168,139